Consolidated Condensed Statement of Changes in Stockholder's Equity - USD ($)		Total	Class A Common Stock	Class B Common Stock		Additional Paid-in Capital	Accumulated Deficit
Balance at May. 18, 2020
Balance, shares at May. 18, 2020					[1]
Issuance of Class B common stock to initial stockholders		25,000		$ 1,208		23,792	0
Issuance of Class B common stock to initial stockholders, shares	[1]			12,075,000
Net loss		(23,465)					(23,465)
Balance at Jun. 30, 2020		1,535		$ 1,208		23,792	(23,465)
Balance, shares at Jun. 30, 2020	[1]			12,075,000
Balance at May. 18, 2020
Balance, shares at May. 18, 2020					[1]
Issuance of Class B common stock to initial stockholders		25,000		$ 1,208		23,792
Issuance of Class B common stock to initial stockholders, shares				12,075,000
Sale of units in initial public offering, gross		483,000,000	$ 4,830			482,995,170
Sale of units in initial public offering, gross, shares			48,300,000
Offering costs		(27,134,434)				(27,134,434)
Excess cash received over the fair value of the private warrants		3,031,600				3,031,600
Common stock subject to possible redemption		(449,111,840)	$ (4,491)			(449,107,349)
Common stock subject to possible redemption, shares			(44,911,184)
Net loss		(4,810,316)					(4,810,316)
Balance at Dec. 31, 2020		5,000,010	$ 339	$ 1,208		9,808,779	(4,810,316)
Balance, shares at Dec. 31, 2020			3,388,816	12,075,000
Common stock subject to possible redemption		5,617,140	$ 56			5,617,084	0
Common stock subject to possible redemption, shares			561,714
Net loss		(5,617,146)					(5,617,146)
Balance at Mar. 31, 2021		5,000,004	$ 395	$ 1,208		15,425,863	(10,427,462)
Balance, shares at Mar. 31, 2021			3,950,530	12,075,000
Common stock subject to possible redemption		11,183,720	$ 112			11,183,608	0
Common stock subject to possible redemption, shares			1,118,372
Net loss		(11,183,715)					(11,183,715)
Balance at Jun. 30, 2021		$ 5,000,009	$ 507	$ 1,208		$ 26,609,471	$ (21,611,177)
Balance, shares at Jun. 30, 2021			5,068,902	12,075,000

[1]	This number included up to 1,575,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in party by the underwriter. On August 13, 2020, the underwriter fully exercised the over-allotment option; thus, these shares were no longer subject to forfeiture.